NOTE PAYABLE (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	[1]	Sep. 30, 2015	Sep. 30, 2014	[1]	Dec. 31, 2014	Dec. 31, 2013
Accrued interest							$ 863,933
Interest expense	$ 1,667,329	$ 1,675,448		$ 4,965,946	$ 4,948,405		6,633,536	$ 6,577,537
Christals Acquisition, LLC [Member]
Interest expense							432,933	376,917
Peekay Acquisition and SPA, LLC [Member]
Interest expense							$ 997,687	$ 979,357

[1]	Combined/Consolidated Statements of Operations of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries for the Three and Nine Months Ended September 30, 2014